Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 285	$ 598
Receivables, less allowances of $49 (2017) and $60 (2016)	3,697	3,314
Programming and other inventory	1,828	1,427
Prepaid income taxes	78	30
Prepaid expenses	194	185
Other current assets	190	204
Current assets of discontinued operations	1	305
Total current assets	6,273	6,063
Property and equipment	3,051	2,935
Less accumulated depreciation and amortization	1,771	1,694
Net property and equipment	1,280	1,241
Programming and other inventory	2,881	2,439
Goodwill	4,891	4,864
Intangible assets	2,666	2,633
Other assets	2,840	2,707
Assets of discontinued operations	12	4,291
Total Assets	20,843	24,238
Current Liabilities:
Accounts payable	231	148
Accrued expenses	578	632
Accrued compensation	343	369
Participants’ share and royalties payable	986	1,024
Program rights	373	290
Deferred revenues	219	152
Commercial paper	679	450
Current portion of long-term debt	19	23
Other current liabilities	512	465
Current liabilities of discontinued operations	32	155
Total current liabilities	3,972	3,708
Long-term debt	9,464	8,902
Participants’ share and royalties payable	1,424	1,322
Pension and postretirement benefit obligations	1,328	1,769
Deferred income tax liabilities, net	480	590
Other liabilities	2,155	1,807
Liabilities of discontinued operations	42	2,451
Commitments and contingencies
Stockholders’ Equity:
Common stock	1	1
Additional paid-in capital	43,797	43,913
Accumulated deficit	(18,900)	(19,257)
Accumulated other comprehensive loss	(662)	(767)
Stockholder' equity including treasury stock	24,236	23,890
Less treasury stock, at cost; 489 (2017) and 455 (2016) Class B Shares	22,258	20,201
Total Stockholders’ Equity	1,978	3,689
Total Liabilities and Stockholders’ Equity	20,843	24,238
Common Class A [Member]
Stockholders’ Equity:
Common stock	0	0
Common Class B [Member]
Stockholders’ Equity:
Common stock	$ 1	$ 1